SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Number of principal reportable business segments	2
Revenues and gross profit generated from each segment
Net revenues	$ 2,960,626,610	$ 1,654,356,064	$ 1,294,829,413
Cost of revenues	2,379,633,234	1,378,661,093	1,204,467,983
Gross profit	580,993,376	275,694,971	90,361,430
Operating segment | Module segment
Revenues and gross profit generated from each segment
Net revenues	2,034,625,620	1,483,751,544	1,374,922,213
Cost of revenues	1,721,474,395	1,298,949,247	1,289,104,683
Gross profit	313,151,225	184,802,297	85,817,530
Operating segment | Energy segment
Revenues and gross profit generated from each segment
Net revenues	1,212,898,642	324,253,896	56,356,803
Cost of revenues	931,761,029	233,722,515	43,041,635
Gross profit	281,137,613	90,531,381	13,315,168
Eliminations
Revenues and gross profit generated from each segment
Net revenues	(286,897,652)	(153,649,376)	(136,449,603)
Cost of revenues	(273,602,190)	(154,010,669)	(127,678,335)
Gross profit	$ (13,295,462)	$ 361,293	$ (8,771,268)